Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	In Thousands
	2023	2022
Goodwill:
Balance at January 1,	$4,805	4,805
Goodwill acquired during year	—	—
Impairment loss	—	—
Balance at December 31,	$4,805	4,805